SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Allowance for Credit Losses Roll-Forward
Balance as of December 31, 2024	$2,538
Increase in provision for expected credit losses	5,863
Recoveries collected	(1,479)
Amounts written off charged against the allowance	(555)
Foreign currency translation	(2)
Balance as of December 31, 2025	$6,365
Balance as of December 31, 2023	$2,091
Increase in provision for expected credit losses	2,027
Recoveries collected	(597)
Amounts written off charged against the allowance	(986)
Foreign currency translation	3
Balance as of December 31, 2024	$2,538

Schedule of estimated useful lives at an annual rate
%
Computers and peripheral equipment	33
Internal-use software	33
Office furniture and equipment	6 - 15